Discontinued Operations (Comprehensive Income Information of Discontinued Operations) (Details) - USD ($)			12 Months Ended
		Sep. 23, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations [Line Items]
Net income/(loss) from discontinued operations, net of tax			$ 864,902,000		$ (91,793,000)	$ 55,108,000
Sogou [Member]
Discontinued Operations [Line Items]
Revenues			407,607,000	[1]	924,664,000	1,172,252,000
Cost of revenues			274,408,000	[1]	722,614,000	738,454,000
Gross profit/(loss)			133,199,000	[1]	202,050,000	433,798,000
Operating expenses:			206,841,000	[1]	325,170,000	369,363,000
Operating profit/(loss)			(73,642,000)	[1]	(123,120,000)	64,435,000
Interest income			2,377,000	[1]	2,807,000	4,443,000
Interest expense			(761,000)	[1]	0	0
Foreign currency exchange gain/(loss)			(848,000)	[1]	(7,767,000)	1,849,000
Other income/(expense), net			81,655,000	[1]	38,633,000	21,127,000
Income/(loss) from discontinued operations before income tax expense			8,781,000	[1]	(89,447,000)	91,854,000
Income tax expense/(benefit)			(1,112,000)	[1]	2,346,000	2,748,000
Results of operations from discontinued operations, net of tax			9,893,000	[1]	(91,793,000)	89,106,000
Gain on disposal of discontinued operations		$ 855,000,000	855,009,000	[1]	0	0
Net income/(loss) from discontinued operations, net of tax			864,902,000	[1]	(91,793,000)	89,106,000
Sogou [Member] | Research and Development Expense [Member]
Discontinued Operations [Line Items]
Operating expenses:	[2]		141,506,000	[1]	193,376,000	190,402,000
Sogou [Member] | Sales and marketing [Member]
Discontinued Operations [Line Items]
Operating expenses:	[2]		53,481,000	[1]	102,523,000	138,291,000
Sogou [Member] | General and administrative [Member]
Discontinued Operations [Line Items]
Operating expenses:	[2]		$ 11,854,000	[1]	29,271,000	40,670,000
Changyou [Member]
Discontinued Operations [Line Items]
Gain on disposal of discontinued operations					$ 0	0
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member]
Discontinued Operations [Line Items]
Revenues	[3]					37,323,000
Cost of revenues	[3]					43,857,000
Gross profit/(loss)	[3]					(6,534,000)
Operating expenses:	[3]					27,390,000
Operating profit/(loss)	[3]					(33,924,000)
Interest income	[3]					7,000
Other income/(expense), net	[3]					61,000
Income/(loss) from discontinued operations before income tax expense	[3]					(33,856,000)
Income tax expense/(benefit)	[3]					142,000
Net income/(loss) from discontinued operations, net of tax	[3]					(33,998,000)
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Sales and marketing [Member]
Discontinued Operations [Line Items]
Operating expenses:	[3]					8,807,000
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | General and administrative [Member]
Discontinued Operations [Line Items]
Operating expenses:	[3]					$ 18,583,000

[1]	Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
[2]	Expenses generated from marketing services among the Sohu and Sogou, and leasing expenses generated from a building that Sohu leases to Sogou are not eliminated because those expenses are considered to continue after the disposal of the discontinued operations.
[3]	Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.